Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.1%
Raytheon Technologies Corp.	1,000	$86,060

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	700	75,341
FedEx Corp.	500	129,320
United Parcel Service, Inc., Class B	900	192,906
		397,567
Auto Components - 0.1%
QuantumScape Corp. (n)	1,700	37,723
Visteon Corp. (n)	300	33,342
		71,065
Automobiles - 2.8%
Ford Motor Company	1,800	37,386
General Motors Company (n)	900	52,767
Tesla, Inc. (n)	2,000	2,113,560
		2,203,713
Banks - 0.6%
Bank of America Corp.	3,300	146,817
Citigroup, Inc.	1,200	72,468
JPMorgan Chase & Company	600	95,010
KeyCorp	1,500	34,695
The PNC Financial Services Group, Inc.	300	60,156
Wells Fargo & Company	1,600	76,768
		485,914
Beverages - 0.9%
Constellation Brands, Inc., Class A	500	125,485
Diageo PLC - ADR	800	176,112
Keurig Dr Pepper, Inc.	900	33,174
Monster Beverage Corp. (n)	500	48,020
PepsiCo, Inc.	1,700	295,307
		678,098
Biotechnology - 2.6%
AbbVie, Inc.	2,000	270,800
Alnylam Pharmaceuticals, Inc. (n)	750	127,185
Amgen, Inc.	1,650	371,200
BioCryst Pharmaceuticals, Inc. (n)	1,800	24,930
Biogen, Inc. (n)	350	83,972
BioNTech SE - ADR (n)	1,200	309,360
Mirati Therapeutics, Inc. (n)	600	88,014
Moderna, Inc. (n)	1,200	304,776
Ocugen, Inc. (n)	2,500	11,375
Regeneron Pharmaceuticals, Inc. (n)	600	378,912
Sarepta Therapeutics, Inc. (n)	400	36,020
Vertex Pharmaceuticals, Inc. (n)	400	87,840
		2,094,384
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	500	53,450
Masco Corp.	500	35,110
		88,560
Capital Markets - 1.7%
Ameriprise Financial, Inc.	200	60,332
BlackRock, Inc.	50	45,778
The Carlyle Group, Inc.	900	49,410
The Charles Schwab Corp.	2,200	185,020
The Goldman Sachs Group, Inc.	500	191,275
Grayscale Digital Large Cap Fund LLC (n)	500	12,125
Interactive Brokers Group, Inc., Class A	1,300	103,246
Morgan Stanley	2,100	206,136
Morningstar, Inc.	300	102,597
Nasdaq, Inc.	300	63,003
S&P Global, Inc.	200	94,386
State Street Corp.	300	27,900
T. Rowe Price Group, Inc.	950	186,808
Tradeweb Markets, Inc., Class A	500	50,070
		1,378,086
Chemicals - 0.1%
Ecolab, Inc.	250	58,648
PPG Industries, Inc.	300	51,732
		110,380
Commercial Services & Supplies - 0.6%
Cintas Corp.	150	66,475
Copart, Inc. (n)	500	75,810
Waste Connections, Inc.	1,300	177,151
Waste Management, Inc.	850	141,865
		461,301
Communications Equipment - 0.8%
Arista Networks, Inc. (n)	300	43,125
Ciena Corp. (n)	1,600	123,152
Cisco Systems, Inc.	4,700	297,839
Extreme Networks, Inc. (n)	900	14,130
F5, Inc. (n)	500	122,355
Lumentum Holdings, Inc. (n)	400	42,308
		642,909
Consumer Finance - 0.2%
American Express Company	800	130,880
Capital One Financial Corp.	400	58,036
		188,916
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B (n)	750	224,250
Voya Financial, Inc.	800	53,048
		277,298
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	1,100	96,206
CDW Corp.	600	122,868
Coherent, Inc. (n)	200	53,308
IPG Photonics Corp. (n)	200	34,428
Jabil, Inc.	700	49,245
Keysight Technologies, Inc. (n)	500	103,255
Littelfuse, Inc.	150	47,202
TE Connectivity Ltd.	300	48,402
Zebra Technologies Corp., Class A (n)	100	59,520
		614,434
Entertainment - 2.7%
Live Nation Entertainment, Inc. (n)	900	107,721
Netflix, Inc. (n)	2,950	1,777,198
ROBLOX Corp., Class A (n)	900	92,844
Take-Two Interactive Software, Inc. (n)	300	53,316
The Walt Disney Company (n)	500	77,445
		2,108,524
Equity Real Estate Investment Trusts - 0.7%
Extra Space Storage, Inc.	1,250	283,413
Life Storage, Inc.	400	61,272
Public Storage	150	56,184
Simon Property Group, Inc.	900	143,793
		544,662
Food & Staples Retailing - 6.4%
Costco Wholesale Corp.	5,850	3,321,045
Walgreens Boots Alliance, Inc.	1,400	73,024
Walmart, Inc.	11,850	1,714,577
		5,108,646
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	2,400	337,776
ABIOMED, Inc. (n)	150	53,875
Align Technology, Inc. (n)	100	65,718
Baxter International, Inc.	500	42,920
Becton, Dickinson and Company	800	201,184
Cue Health, Inc. (n)	1,000	13,410
DENTSPLY SIRONA, Inc.	400	22,316
Dexcom, Inc. (n)	550	295,323
Edwards Lifesciences Corp. (n)	400	51,820
Intuitive Surgical, Inc. (n)	2,100	754,530
Medtronic PLC	500	51,725
NuVasive, Inc. (n)	600	31,488
Stryker Corp.	200	53,484
		1,975,569
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	800	106,312
Anthem, Inc.	450	208,593
Cardinal Health, Inc.	1,200	61,788
Centene Corp. (n)	1,400	115,360
CVS Health Corp.	700	72,212
DaVita, Inc. (n)	400	45,504
Fulgent Genetics, Inc. (n)	200	20,118
HCA Healthcare, Inc.	300	77,076
Humana, Inc.	300	139,158
Laboratory Corp. of America Holdings (n)	200	62,842
McKesson Corp.	1,300	323,141
Molina Healthcare, Inc. (n)	200	63,616
Quest Diagnostics, Inc.	600	103,806
Tenet Healthcare Corp. (n)	400	32,676
UnitedHealth Group, Inc.	500	251,070
		1,683,272
Health Care Technology - 0.1%
Digital World Acquisition Corp., Class A (n)	900	46,287
Teladoc Health, Inc. (n)	236	21,670
		67,957
Hotels, Restaurants & Leisure - 3.6%
Booking Holdings, Inc. (n)	300	719,769
Chipotle Mexican Grill, Inc. (n)	550	961,537
Darden Restaurants, Inc.	600	90,384
Domino's Pizza, Inc.	100	56,433
Dutch Bros, Inc., Class A (n)	600	30,546
Hilton Worldwide Holdings, Inc. (n)	300	46,797
Marriott International, Inc., Class A (n)	300	49,572
McDonald's Corp.	600	160,842
Papa John's International, Inc.	400	53,388
Starbucks Corp.	4,100	479,577
Wingstop, Inc.	200	34,560
Wyndham Hotels & Resorts, Inc.	500	44,825
Yum! Brands, Inc.	800	111,088
		2,839,318
Household Durables - 0.6%
DR Horton, Inc.	800	86,760
iRobot Corp. (n)	800	52,704
Lennar Corp., Class A	1,300	151,008
Sony Group Corp. - ADR	800	101,120
Toll Brothers, Inc.	600	43,434
Whirlpool Corp.	200	46,932
		481,958
Household Products - 0.4%
The Clorox Company	400	69,744
Colgate-Palmolive Company	700	59,738
The Procter & Gamble Company	950	155,401
		284,883
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc. (n)	600	16,752

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	500	104,255

Insurance - 0.1%
Chubb Ltd.	300	57,993
Prudential Financial, Inc.	500	54,120
		112,113
Interactive Media & Services - 11.7%
Alphabet, Inc., Class A (n)	1,500	4,345,560
Alphabet, Inc., Class C (n)	850	2,459,551
Match Group, Inc. (n)	400	52,900
Meta Platforms, Inc., Class A (n)	7,250	2,438,538
		9,296,549
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (n)	1,850	6,168,529
eBay, Inc.	4,500	299,250
Etsy, Inc. (n)	100	21,894
		6,489,673
IT Services - 3.1%
Accenture PLC, Class A	200	82,910
Akamai Technologies, Inc. (n)	1,800	210,672
Automatic Data Processing, Inc.	2,000	493,160
Cloudflare, Inc., Class A (n)	400	52,600
DXC Technology Company (n)	900	28,971
FleetCor Technologies, Inc. (n)	300	67,152
Gartner, Inc. (n)	200	66,864
Global Payments, Inc.	300	40,554
International Business Machines Corp.	400	53,464
Jack Henry & Associates, Inc.	550	91,844
Kyndryl Holdings, Inc. (n)	100	1,810
Mastercard, Inc., Class A	200	71,864
Okta, Inc. (n)	300	67,251
Paychex, Inc.	5,700	778,050
PayPal Holdings, Inc. (n)	300	56,574
VeriSign, Inc. (n)	550	139,601
Visa, Inc., Class A	900	195,039
		2,498,380
Life Sciences Tools & Services - 0.7%
IQVIA Holdings, Inc. (n)	400	112,856
PerkinElmer, Inc.	300	60,318
Repligen Corp. (n)	750	198,630
Thermo Fisher Scientific, Inc.	200	133,448
Waters Corp. (n)	150	55,890
		561,142
Machinery - 0.4%
Caterpillar, Inc.	200	41,348
IDEX Corp.	450	106,344
Ingersoll Rand, Inc.	300	18,561
The Middleby Corp. (n)	900	177,084
		343,337
Media - 0.1%
ViacomCBS, Inc., Class B	1,700	51,306

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,400	58,422
Newmont Corp.	900	55,818
		114,240
Multiline Retail - 1.7%
Dollar General Corp.	1,600	377,328
Dollar Tree, Inc. (n)	1,300	182,676
Macy's, Inc.	3,100	81,158
Nordstrom, Inc. (n)	3,200	72,384
Target Corp.	2,600	601,744
		1,315,290
Oil, Gas & Consumable Fuels - 0.2%
Devon Energy Corp.	1,200	52,860
Diamondback Energy, Inc.	600	64,710
Texas Pacific Land Corp.	50	62,444
		180,014

Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	200	74,040

Pharmaceuticals - 1.7%
AstraZeneca PLC - ADR	1,331	77,531
Bausch Health Companies, Inc. (n)	1,200	33,132
Bristol-Myers Squibb Company	1,000	62,350
Eli Lilly & Company	450	124,299
Jazz Pharmaceuticals PLC (n)	300	38,220
Johnson & Johnson	1,150	196,730
Merck & Company, Inc.	3,800	291,232
Novo Nordisk A/S - ADR	400	44,800
Pfizer, Inc.	7,600	448,780
Viatris, Inc.	645	8,727
		1,325,801
Professional Services - 0.6%
Equifax, Inc.	200	58,558
Verisk Analytics, Inc.	1,750	400,278
		458,836
Road & Rail - 0.7%
CSX Corp.	1,800	67,680
J.B. Hunt Transport Services, Inc.	400	81,760
Landstar System, Inc.	200	35,804
Norfolk Southern Corp.	800	238,168
Saia, Inc. (n)	250	84,257
Union Pacific Corp.	300	75,579
		583,248
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (n)	2,100	302,190
Analog Devices, Inc.	700	123,039
Applied Materials, Inc.	1,200	188,832
ASML Holding N.V.	100	79,614
Broadcom, Inc.	300	199,623
Intel Corp.	900	46,350
Marvell Technology, Inc.	2,400	209,976
Microchip Technology, Inc.	800	69,648
Micron Technology, Inc.	500	46,575
NVIDIA Corp.	11,750	3,455,792
NXP Semiconductors N.V.	600	136,668
ON Semiconductor Corp. (n)	1,300	88,296
QUALCOMM, Inc.	4,300	786,341
Skyworks Solutions, Inc.	300	46,542
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	700	84,217
Teradyne, Inc.	300	49,059
Texas Instruments, Inc.	700	131,929
Xilinx, Inc.	300	63,609
		6,108,300
Software - 11.3%
Adobe, Inc. (n)	1,200	680,472
ANSYS, Inc. (n)	150	60,168
Autodesk, Inc. (n)	200	56,238
C3.ai, Inc., Class A (n)	900	28,125
Cadence Design Systems, Inc. (n)	800	149,080
Check Point Software Technologies Ltd. (n)	500	58,280
Coupa Software, Inc. (n)	300	47,415
Datadog, Inc., Class A (n)	900	160,299
DocuSign, Inc. (n)	1,800	274,158
Fortinet, Inc. (n)	300	107,820
Gitlab, Inc., Class A (n)	500	43,500
Intuit, Inc.	700	450,254
Microsoft Corp.	10,000	3,363,200
Oracle Corp.	5,500	479,655
Palantir Technologies, Inc., Class A (n)	1,400	25,494
Palo Alto Networks, Inc. (n)	900	501,084
Pegasystems, Inc.	400	44,728
Qualys, Inc. (n)	400	54,888
Salesforce.com, Inc. (n)	6,350	1,613,725
SAP SE - ADR	500	70,055
SS&C Technologies Holdings, Inc.	1,300	106,574
Synopsys, Inc. (n)	150	55,275
The Trade Desk, Inc., Class A (n)	900	82,476
Varonis Systems, Inc. (n)	1,800	87,804
VMware, Inc., Class A	2,836	328,636
Workday, Inc., Class A (n)	200	54,636
		8,984,039
Specialty Retail - 10.8%
Academy Sports & Outdoors, Inc. (n)	1,400	61,460
Advance Auto Parts, Inc.	500	119,940
AutoNation, Inc. (n)	750	87,637
AutoZone, Inc. (n)	200	419,278
Best Buy Company, Inc.	9,200	934,720
CarMax, Inc. (n)	400	52,092
Carvana Company (n)	200	46,358
The Home Depot, Inc.	5,800	2,407,058
Lowe's Companies, Inc.	10,550	2,726,964
O'Reilly Automotive, Inc. (n)	100	70,623
RH (n)	1,400	750,316
Ross Stores, Inc.	2,700	308,556
The TJX Companies, Inc.	3,200	242,944
Tractor Supply Company	200	47,720
Ulta Beauty, Inc. (n)	550	226,787
Williams-Sonoma, Inc.	300	50,739
		8,553,192
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	24,200	4,297,194
Dell Technologies, Inc., Class C (n)	3,600	202,212
Hewlett Packard Enterprise Company	2,500	39,425
HP, Inc.	2,900	109,243
		4,648,074
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (n)	200	73,262
Lululemon Athletica, Inc. (n)	1,750	685,037
NIKE, Inc., Class B	3,150	525,011
		1,283,310
Trading Companies & Distributors - 0.3%
Fastenal Company	1,600	102,496
W.W. Grainger, Inc.	200	103,648
		206,144
TOTAL COMMON STOCKS
(cost $52,503,719)		78,181,509

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0
TOTAL RIGHTS
(cost $0)		0

MONEY MARKET FUNDS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund, Class X, 0.03% (y)	2,297,035	2,297,035
TOTAL MONEY MARKET FUNDS
(cost $2,297,035)		2,297,035

TOTAL INVESTMENTS - 101.3%
(cost $54,800,754)		80,478,544
Other assets and liabilities, net - (1.3)%		(1,012,549)
TOTAL NET ASSETS - 100.0%		$79,465,995

Percentages for the various classifications are based on net assets.
(f) - Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(y) - Rate shown is the 7-day effective yield as of December 31, 2021.
ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2021, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$78,181,509
Money Market Funds	2,297,035
Total Level 1	80,478,544
Level 2 - None	-
Level 3 - Rights	0
Total	$80,478,544
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.